Risk management - Footnotes to tables - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	€ 12,839.0	€ 11,609.0
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	951,934.0	916,942.0
Addition to loan loss provisions	516.0	2,675.0	€ 1,120.0
IFRS-9 Eligible Financial Assets [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Addition to loan loss provisions	462.0	2,666.0
Non-Credit Replacement Guarantees [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Addition to loan loss provisions	43.0	(4.0)
Modification Gains And Losses On Restructured Financial Assets [Member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Addition to loan loss provisions	11.0	13.0
Gross Carrying Amount [Member] | Financial instruments purchased or originated credit-impaired [member] | Stage 3: Lifetime Expected Credit Losses [member]
Changes in gross carrying amounts and loan loss provisions [abstract]
Financial Assets, Carrying Value	4.0	4.0
Undrawn commitments [Member]
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Undrawn committed amounts not included in credit outstandings	133,300.0	118,400.0
Non IFRS 9 eligible assets commitments [Member]
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	95,100.0	89,100.0
IAS 37 & IFRS 9 Off-Balance Provisions [Member]
Gross Carrying amount per IFRS 9 stage and rating class [abstract]
Amounts included in credit outstanding	€ 114.4	€ 74.8